Leases - Schedule of Maturity of Lease Liabilities and Future Minimum Payments of Leases (Details) - USD ($)	Mar. 31, 2025	Mar. 31, 2024
Schedule of Maturity of Lease Liabilities and Future Minimum Payments of Leases [Abstract]
Operating lease, 2026	$ 513,079
Finance lease, 2026	45,553
Operating lease, 2027	461,265
Finance lease, 2027	45,553
Operating lease, 2028	192,194
Finance lease, 2028	44,695
Operating lease, 2029
Finance lease, 2029	40,402
Operating lease, 2030
Finance lease, 2030	10,101
Operating lease, Total lease payments	1,166,538
Finance lease, Total lease payments	186,304
Operating lease, Less: imputed interest	(60,173)
Finance lease, Less: imputed interest	(22,193)
Operating lease, Total lease liabilities	1,106,365	$ 1,690,117
Finance lease, Total lease liabilities	$ 164,111	$ 18,163